Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and practices for granting certain equity awards
Our policies and practices regarding the granting of equity awards are carefully designed to ensure compliance with applicable securities laws and to maintain the integrity of our compensation program. The Compensation Committee is responsible for the timing and terms of equity awards to executives and other eligible employees.
We regularly review our policies and practices related to equity awards to ensure they meet the evolving standards of corporate governance and continue to serve the best interests of us and our stockholders. We do not have a written policy in place regarding the timing of the grant and issuance of stock options in relation to the release of material non-public information. Historically, we have granted stock option awards on an annual basis and as may otherwise be deemed appropriate by our Board or compensation committee from time to time based on the facts and circumstances, as applicable. We have not intentionally timed the grant of stock options in anticipation of the release of material non-public information, nor have we intentionally timed the release of material non-public information based on stock option grant dates. During fiscal year 2025, we did not grant stock options (or similar awards) to the named executive officers listed below during the period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.
We grant stock options to its employees (other than executive officers) annually after a meeting of the Compensation Committee, and during an open trading window under our insider trading policy. The Company does not time nor does it plan to time the release of material, non-public information for the purpose of affecting the value of employee compensation.

Award Timing Method
Our policies and practices regarding the granting of equity awards are carefully designed to ensure compliance with applicable securities laws and to maintain the integrity of our compensation program. The Compensation Committee is responsible for the timing and terms of equity awards to executives and other eligible employees.
We regularly review our policies and practices related to equity awards to ensure they meet the evolving standards of corporate governance and continue to serve the best interests of us and our stockholders. We do not have a written policy in place regarding the timing of the grant and issuance of stock options in relation to the release of material non-public information. Historically, we have granted stock option awards on an annual basis and as may otherwise be deemed appropriate by our Board or compensation committee from time to time based on the facts and circumstances, as applicable. We have not intentionally timed the grant of stock options in anticipation of the release of material non-public information, nor have we intentionally timed the release of material non-public information based on stock option grant dates. During fiscal year 2025, we did not grant stock options (or similar awards) to the named executive officers listed below during the period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.
We grant stock options to its employees (other than executive officers) annually after a meeting of the Compensation Committee, and during an open trading window under our insider trading policy.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have not intentionally timed the grant of stock options in anticipation of the release of material non-public information, nor have we intentionally timed the release of material non-public information based on stock option grant dates.The Company does not time nor does it plan to time the release of material, non-public information for the purpose of affecting the value of employee compensation.
MNPI Disclosure Timed for Compensation Value	false